Mortgage Note and Revolving Credit Facility	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Mortgage Notes and Revolving Credit Facility
8. Mortgage Notes and Revolving Credit Facility
The following tables summarize certain characteristics of our mortgage notes and revolving credit facility:

	September 30, 2021
$ in thousands	Principal Balance Outstanding	Weighted Average Interest Rate	Weighted Average Maturity Date (3)	Maximum Facility Size (4)
Variable rate loans:
Variable rate mortgage loans	$98,000	2.56%	7/3/2027	N/A
Variable rate revolving credit facility (1)(2)	89,500	1.73%	1/22/2024	$100,000

Total variable rate loans	187,500	2.17%
Deferred financing costs, net (5)	(1,143)

Mortgage notes and revolving credit facility, net	$186,357

	December 31, 2020
$ in thousands	Principal Balance Outstanding	Weighted Average Interest Rate	Weighted Average Maturity Date(3)	Maximum Facility Size
Variable rate loans:
Variable rate revolving credit facility (1)(2)	$67,700	2.00%	9/22/2021	$75,000
Deferred financing costs, net	—

Mortgage notes and revolving credit facility, net	$67,700

(1)	During the nine months ended September 30, 2021, we entered into a new revolving credit facility (“Revolving Credit Facility”) and repaid our previous revolving credit facility.
(2)
Borrowings under the Revolving Credit Facility bear interest at a rate equal to one-month
LIBOR or a base rate, where the base rate is the highest of (1) federal funds rate plus 0.5%, (2) the rate of interest as publicly announced by Bank of America as its “prime rate” or (3) the one-month
LIBOR rate plus 1.0%, in each case, plus an applicable margin that is based on our leverage ratio.

(3)	For loans where the Company, at its sole discretion, has extension options, the maximum maturity date has been assumed.
(4)
INREIT OP may increase the maximum aggregate principal amount of the Revolving Credit Facility to up to $150 million in accordance with the terms of the Revolving Credit Facility. As of September 30, 2021, the borrowing capacity on the Revolving Credit Facility is $6.6 million. We have the ability to increase the borrowing capacity in connection with the acquisition of additional investments in real estate, which allows us to utilize the full maximum facility size up to $100 million or $150 million, as applicable.

(5)	Deferred financing costs relate to the variable rate mortgage loans.
The following table presents the future principal payment due under our mortgage notes and Revolving Credit Facility as of September 30, 2021:

Year ($ in thousands)	Amount
2021 (remaining)	$—
2022	—
2023	—
2024	89,500
2025	—
2026	53,000
Thereafter	45,000

Total	$187,500

On May 25, 2021, we entered into a seven-year mortgage loan with an unaffiliated lender for $45.0 million (the “Cortona Loan”) secured by the Cortona Apartments. The Cortona Loan bears interest at the greater of (a) 2.65% or (b) the sum of (i) 2.40% plus
(ii) one-month
LIBOR and matures on June 1, 2028. The Cortona Loan contains customary conditions to funding and various affirmative and negative financial covenants.
On September 24, 2021, a consolidated subsidiary of the Company entered into a five-year mortgage loan with an unaffiliated lender for $53.0 million (the “Bixby Loan”) secured by our Bixby Kennesaw property. The Bixby Loan bears interest at the sum of (i) 1.60% plus
(ii) one-month
LIBOR and matures on September 24, 2026. The Bixby Loan contains various affirmative and negative financial covenants.
We are subject to various financial and operational covenants under the executed mortgage notes and Revolving Credit Facility agreement. These covenants require the Company to maintain certain financial ratios, which may include leverage, debt yield, and debt service coverage, among others. As of September 30, 2021, the Company is in compliance with all of its loan covenants that could result in a default under such agreements.